UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-01902
                                  ----------------------------------------------

             Transamerica Occidental's Separate Account Fund B
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             570 Carillon Parkway, St. Petersburg, Florida 33716
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             John K. Carter, Esq., P.O. Box 5068, Clearwater, Florida 33758-5068
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800
                                                   ------------------
Date of fiscal year end:  12/31/03
                        -----------------
Date of reporting period:  01/01/03 - 06/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1 (REPORT TO SHAREHOLDERS): The Semi-Annual Report is attached.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                               SEMI-ANNUAL REPORT

Dear Investor:

PERFORMANCE

Investor Class shares of Transamerica Separate Account fund B generated a total return of 13.94% for the first half of 2003. This compares favorably to the 11.76% six-month total return for the fund's benchmark, the Standard & Poor's 500 Index.

MARKET OVERVIEW

For the initial three months of the period, domestic equity markets were exceptionally volatile. Later, the markets staged a remarkably strong rally; the benchmark index recouped in a single quarter more than half the value it surrendered in 2002. Leading the market's rapid second-quarter advance were stocks from sectors severely downtrodden in prior periods -- such as tobacco, energy and utilities, and telecommunications. Following close on their heels were many high-volatility, lower-quality technology stocks.

PORTFOLIO STRATEGY

Our focus on quality was a distinct advantage in the first half of the period, and a relative disadvantage in the second half, when cyclical stocks and stocks in highly unstable sectors dominated the market. Such stocks rarely meet our investment criteria: defensible competitive positions; favorable, long-term industry or demographic trends; and solid capital structures. We prefer businesses with free cash flows that allow them to continue to operate and invest profitably even in a slothful economy. We also favor companies that have avoided potential pitfalls like expensive stock-option plans.

Despite our lack of high-flying technology stocks, the fund's holdings did very well during the period. Chief among the equities making strong contributions to performance were Expedia Inc., the Internet travel-booking company, and Echostar Communications, a provider of satellite TV services.

Results for Schwab Corp. were less impressive. While Schwab benefited from the market's rebound, the stock became overvalued during the quarter, and we sold our shares.

OUTLOOK

Many stocks are currently overvalued, given the present economic and earnings picture. Although a fair number of corporations have done a better job since 2000 of removing debt from their balance sheets and deploying their capital more wisely, many are still in a vulnerable position. Although pent-up demand, historically low interest rates, and optimism about a more robust economy may keep the recent rally going for some weeks or months to come, we doubt that many of the current market leaders will still be strong performers a year from now. With this risk in mind, we will continue to focus on businesses with the financial strength, competitive edge and/or pricing power to thrive in a moderately positive economic environment.

                                            /s/ Gary U. Rolle
                                             Gary U. Rolle
                                             President and
                                             Chairman, Board of Managers
                                             Transamerica Occidental's
                                             Separate Account Fund B

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. VALUE WILL FLUCTUATE; CAN LOSE PRINCIPAL.

                       TABLE OF ACCUMULATION UNIT VALUES

                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
June, 1993.....................    6.139891
September, 1993................    6.868266
December, 1993.................    6.851062
March, 1994....................    6.629959
June, 1994.....................    6.325672
September, 1994................    6.905430
December, 1994.................    7.364882
March, 1995....................    8.376121
June, 1995.....................    9.806528
September, 1995................   11.275672
December, 1995.................   11.163517
March, 1996....................   11.495829
June, 1996.....................   12.356950
September, 1996................   13.007681
December, 1996.................   14.289273
March, 1997....................   14.574090
June, 1997.....................   18.948025
September, 1997................   22.762719
December, 1997.................   20.822981
March, 1998....................   24.769837
June, 1998.....................   26.122076



                                 Accumulation
        End of Quarter            Unit Value
        --------------           ------------
September, 1998................   24.532238
December, 1998.................   31.039623
March, 1999....................   36.274720
June, 1999.....................   36.182643
September, 1999................   33.766134
December, 1999.................   43.812753
March, 2000....................   49.902772
June, 2000.....................   46.517366
September, 2000................   45.550563
December, 2000.................   38.753772
March, 2001....................   32.935996
June, 2001.....................   34.566512
September, 2001................   27.939022
December, 2001.................   31.800123
March, 2002....................   31.249545
June, 2002.....................   26.102110
September, 2002................   21.962538
December, 2002.................   24.139846
March, 2003....................   24.392041
June, 2003.....................   27.210522


The table above covers the period from June, 1993, to June, 2003. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            PORTFOLIO OF INVESTMENTS

                           JUNE 30, 2003 (UNAUDITED)

Number
  of                                                 Market
Shares                 Common Stocks                Value(1)
------                 -------------                --------
          BANKING (6.28%)
65,000    Northern Trust Corp..................... $ 2,716,350
50,000    State Street Corp.......................   1,970,000
                                                   -----------
                                                     4,686,350
                                                   -----------
          BASIC INDUSTRY (3.22%)
40,000    Praxair Inc.............................   2,404,000
                                                   -----------
          COMMUNICATIONS (19.05%)
75,000    Clear Channel Communications*...........   3,179,250
100,000   Cox Communications Inc*.................   3,190,000
120,000   Echostar Communications.................   4,154,400
70,000    Moody's Corporation.....................   3,689,700
                                                   -----------
                                                    14,213,350
                                                   -----------
          CONSUMER CYCLICAL (23.06%)
40,000    Expedia Inc.............................   3,055,200
280,000   Liberty Media Corp......................   3,236,800
65,000    Marriott International..................   2,497,300
140,000   Staples Inc.............................   2,569,000
80,000    TJX Companies...........................   1,507,200
55,000    Walgreen Company........................   1,655,500
50,000    Wal-Mart Stores.........................   2,683,500
                                                   -----------
                                                    17,204,500
                                                   -----------

Number
  of                                                 Market
Shares                 Common Stocks                Value(1)
------                 -------------                --------
          CONSUMER NON CYCLICAL (16.19%)
45,000    Allergan Inc............................ $ 3,469,500
22,000    Genentech...............................   1,586,640
90,000    Gillette Company........................   2,867,400
60,000    Pfizer Inc..............................   2,049,000
25,000    Wellpoint Health Networks...............   2,107,500
                                                   -----------
                                                    12,080,040
                                                   -----------
          NON-CAPTIVE FINANCE (3.34%)
85,000    Paychex Inc.............................   2,491,350
                                                   -----------
          OTHER INDUSTRY (5.34%)
115,000   Expeditors Intl Washington IN...........   3,983,600
                                                   -----------
          TECHNOLOGY (17.73%)
105,000   First Data Corp.........................   4,351,200
100,000   Intel Corp..............................   2,078,400
140,000   Microsoft Corp*.........................   3,585,400
90,000    QUALCOMM Inc............................   3,217,500
                                                   -----------
                                                    13,232,500
                                                   -----------
          TRANSPORTATION (3.84%)
45,000    United Parcel Service...................   2,866,500
                                                   -----------
          TOTAL COMMON STOCK (98.05%).............  73,162,190
                                                   ===========
          Cash, Cash Equivalents and Receivables
           Less Liabilities (1.95%)...............   1,457,197
                                                   -----------
          NET ASSETS (100.00%).................... $74,619,387
                                                   ===========

------------

(1) Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities.

 *  Indicates non-income producing stocks.

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                      STATEMENT OF ASSETS AND LIABILITIES

                           JUNE 30, 2003 (UNAUDITED)

ASSETS:
Investments in common stock -- at market value (cost
  $65,622,180)..............................................    $73,162,190
Cash and cash equivalents...................................      1,502,496
Dividends and interest receivable...........................         35,223
                                                                -----------
     TOTAL ASSETS...........................................     74,699,909
LIABILITIES:
Accrued asset charges and management fee....................         80,523
                                                                -----------
NET ASSETS..................................................    $74,619,387
                                                                ===========
Net assets attributed to variable annuity
  contractholders -- 2,742,299 units at $27.210522 per
  unit......................................................    $74,619,387
                                                                ===========

See notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              Period ended       Year ended
                                                                June 30,        December 31,
                                                                  2003              2002
                                                              ------------      ------------
Net investment loss.........................................  $   (217,130)     $   (594,145)
Net realized loss from security transactions................      (352,572)       (5,465,983)
Net unrealized depreciation on investments..................     9,160,614       (16,193,424)
                                                              ------------      ------------
Net decrease in net assets resulting from operations........     8,590,911       (22,253,552)
Variable annuity deposits (net of sales and administration
  expenses and applicable state premium taxes)..............        41,933            42,923
Payments to Contract Owners:
  Annuity payments..........................................        (9,111)          (22,185)
  Terminations and withdrawals..............................    (1,550,335)       (3,579,701)
                                                              ------------      ------------
Total decrease in net assets................................     7,073,398       (25,812,514)
Balance at beginning of period..............................    67,545,989        93,358,503
                                                              ------------      ------------
Balance at end of period....................................  $ 74,619,387      $ 67,545,989
                                                              ============      ============

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            STATEMENT OF OPERATIONS

                           JUNE 30, 2003 (UNAUDITED)

NET INVESTMENT LOSS
  INCOME:
     Dividends..............................................  $    235,875
     Interest...............................................        (5,550)
                                                              ------------
       Total investment income..............................       230,325
                                                              ------------
  EXPENSES:
     Investment management services.........................       103,258
     Mortality and expense risk charges.....................       344,197
                                                              ------------
       Total expenses.......................................       447,455
                                                              ------------
  Net investment loss.......................................      (217,130)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss from security transactions..............      (352,572)
  Net change in unrealized appreciation/depreciation on
     investments............................................     9,160,614
                                                              ------------
  Net realized and unrealized loss on investments...........     8,808,042
                                                              ------------
       Net decrease in net assets resulting from
        operations..........................................  $  8,590,911
                                                              ============

See notes to financial statements.

               TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

     Transamerica Occidental's Separate Account Fund B (the Fund) is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as additional information becomes known which could impact the amounts reported and disclosed herein.

Investment in Common Stock

     Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities. The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $9,202,155 and $11,250,536, respectively, in June, 2003. The Fund had gross unrealized gains of $4,797,282 and gross unrealized losses of $12,337,292 at June 30, 2003 related to these investments. Realized gains and losses on investments are determined using the average cost method.

Cash Equivalents

     Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

     Operations of the Fund form a part of, and are taxed with, those of Transamerica Occidental Life Insurance Company (Transamerica Occidental Life), which is taxed as a "life insurance company" under the Internal Revenue Code. Under the current Internal Revenue Code law, the investment income of the Fund, including realized and unrealized capital gains is not taxable to Transamerica Occidental Life as long as the earnings are credited under the Contract. Accordingly, no provision for Federal income taxes has been made.

Expenses

     The value of the Fund has been reduced by charges on each valuation date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%. These charges are paid to Transamerica Occidental Life.

Other

     The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

NOTE B -- TRANSAMERICA OCCIDENTAL LIFE INVESTMENT

     As of June 30, 2003, Transamerica Occidental Life had deposited $2,000,000 (current fund value of $58,161,319) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

NOTE C -- INVESTMENT ADVISORY ARRANGEMENTS

     No remuneration was paid during 2003 by Transamerica Occidental's Separate Account Fund B to any member of the Board of Managers or officer of Fund B or any affiliated person of such members or officers.

FINANCIAL HIGHLIGHTS

     Selected data for an accumulation unit outstanding throughout each period are as follows:

                                            Period Ended
                                              June 30,
                                                2003          2002       2001       2000       1999
                                            -------------    -------    -------    -------    -------
Investment income.........................     $ 0.083       $ 0.139    $ 0.141    $ 0.096    $ 0.097
Expenses..................................       0.160         0.345      0.436      0.598      0.456
                                               -------       -------    -------    -------    -------
Net investment loss.......................      (0.078)       (0.206)    (0.295)    (0.502)    (0.359)
Net realized and unrealized gain (loss) on
  investments.............................       3.159        (7.454)    (6.659)    (4.558)    13.132
                                               -------       -------    -------    -------    -------
    Net increase (decrease) in
      accumulation unit value.............       3.071        (7.660)    (6.954)    (5.059)    12.773
Accumulation unit value:
  Beginning of period.....................      24.140        31.800     38.754     43.813     31.040
                                               -------       -------    -------    -------    -------
  End of period...........................     $27.211       $24.140    $31.800    $38.754    $43.813
                                               =======       =======    =======    =======    =======
Ratio of expenses to average accumulation
  fund balance............................        1.29 %        1.28 %     1.29 %     1.33 %     1.29 %
Ratio of net investment loss to average
  accumulation fund balance...............       (0.62)%       (0.77)%    (0.87)%    (1.12)%    (1.02)%
Portfolio turnover........................       13.68 %       32.69 %    58.91 %    49.87 %    34.45 %
Number of accumulation units outstanding
  at end of period (000's omitted)........       2,742         2,798      2,936      3,028      3,084

          TRANSAMERICA
      OCCIDENTAL'S SEPARATE
         ACCOUNT FUND B

      MANAGERS AND OFFICERS

PETER R. BROWN, Vice Chairman,
Director
DANIEL CALABRIA, Director
JANICE B. CASE, Director
                                                           (LOGO)
CHARLES C. HARRIS, Director
LEO J. HILL, Director
JOHN R. KENNEY, Chairman of the
Board, Director
RUSSELL A. KIMBALL, JR., Director
LARRY N. NORMAN, Director
WILLIAM W. SHORT, JR., Director
BRIAN C. SCOTT, President and
Chief Executive
  Officer
THOMAS R. MORIARTY, Executive
Vice President,
  Treasurer and Principal
Financial Officer
JOHN K. CARTER, Senior Vice
President,                                   TRANSAMERICA
  Secretary & General Counsel
                                             OCCIDENTAL'S
WILLIAM T. DAVIS, Vice President,
Investment
  Manager Oversight and Relations            SEPARATE
CHRISTOPHER G. ROETZER, Vice
President and
                                             ACCOUNT FUND B
  Principal Accounting Officer
                                             SEMI-ANNUAL
                                             FINANCIAL
Transamerica Occidental
Life Insurance Company
Annuity Service Center                       REPORT
4333 Edgewood Road NE
Cedar Rapids, IA 52499                       JUNE 30, 2003

877-717-8861

              (LOGO)

Must be preceded by a current Separate
Account B prospectus.

TFM 1036 Ed. 2-98

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Included with this filing.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Transamerica Occidental's Separate Account Fund B

                  By:   /s/ Brian C. Scott
                       ---------------------------------------------------------
                          President and Chief Executive Officer

                  Date  September 4, 2003
                       ---------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:     /s/ Brian C. Scott
                       ---------------------------------------------------------
                          President and Chief Executive Officer

                  Date    September 4, 2003
                       ------------------------

                  By:     /s/ Kim D. Day
                       ---------------------------------------------------------
                          Vice President, Treasurer and Principal
                          Financial Officer

                  Date    September 4, 2003
                       ------------------------